CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	8,000	0
Preferred stock, shares outstanding	8,000	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	34,750,733	25,178,840
Common stock, shares outstanding	34,750,733	25,178,840